Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trading securities:
Fair Value	$ 11,992,929	$ 85,211,338
Cost	16,892,960	114,816,065
Unrealized (loss) gain in profit and loss	(4,900,031)	(29,604,727)
Fair Value, Equity securities without readily determinable fair value	66,775,423	598,630
Net realized gain on short-term investments	4,900,031	29,604,727
Investment product [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Unrealized (loss) gain in profit and loss	(2,743,514)
REITs [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value		85,211,338
Cost		114,816,065
Unrealized (loss) gain in profit and loss		$ (29,604,727)
Equity securities [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value	11,049,675
Cost	13,793,189
Investment Product [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value	943,254
Cost	3,099,771
Unrealized (loss) gain in profit and loss	$ (2,156,517)